Summary of unallocated expenses (Details) - Reportable segments [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unallocated Expenses, Including Customer Promotional Expenses	₨ (2,646,401)	₨ (5,719,112)	₨ (10,907,467)
Less: customer inducement and acquisition costs	809,587	1,486,370	3,571,451
Total unallocated expenses	₨ (1,836,814)	₨ (4,232,742)	₨ (7,336,016)